Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities
₪ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 NZD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 NZD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 NZD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 NZD ($)
Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Cash and cash equivalents	$ 77				$ 156
Restricted deposit	142				10
Net assets					166
Loan to major shareholder, net	230
Accounts receivable other	52
other	501
Trade and other payables	714				453
Loans	119				89
Loan from major shareholder	765
Obligation under operating leases	144
Derivative liabilities	11				3
Total Liabilities	1,753				545
Net	$ (1,252)				$ (379)
NIS [Member]
Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Cash and cash equivalents									₪ 54					$ 116
Restricted deposit									142					10
Net assets														126
Loan to major shareholder, net | ₪									230
Accounts receivable other | ₪									52
other | ₪									₪ 478
Trade and other payables											$ 680			410
Loans				$ 119			$ 89
Loan from major shareholder											765
Obligation under operating leases											144
Derivative liabilities
Total Liabilities											1,708			499
Net											$ (1,230)			$ (373)
RMB [Member]
Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Cash and cash equivalents | ¥										¥ 23			¥ 35
Restricted deposit | ¥
Net assets | ¥													35
other | ¥										23
Trade and other payables | ¥										4			20
Loans | ¥
Derivative liabilities | ¥
Total Liabilities | ¥										4			20
Net | ¥										¥ 19			¥ 15
AUD [Member]
Financial Instruments and Risk Management (Details) - Schedule of company’s foreign currency denominated monetary assets and monetary liabilities [Line Items]
Cash and cash equivalents												$ 5
Restricted deposit
Net assets												5
Trade and other payables								30				23
Loans
Derivative liabilities								11				3
Total Liabilities								41				26
Net								$ (41)				$ (21)